Other income - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income [Line Items]
Proceeds from unsecured claims	$ 5,754	$ 98,565	$ 635,075
LATAM Airlines Group S.A.
Other Income [Line Items]
Proceeds from unsecured claims		$ 39,000	$ 595,000